OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
NOTE 8. OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consisted of the following:

	As of December 31, 2017	As of December 31, 2016
Accrued payroll	$12,470	$11,168
Value added tax payable	-	333,277
Other payables	52,377	89,571
Total	$64,847	$434,016

Other payables mainly included accrued handling charges and rental expenses, payables related to purchase of property and equipment.